Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Net income	$ 10,019	$ 15,385	$ 7,808
Actuarial gain (loss) retiree health	(2)	0	(6)
Minimum pension liability	4	6	7
Comprehensive income	$ 10,021	$ 15,391	$ 7,809